Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

13. Related Party Transactions

Sales to NISCO, a 40% owned joint venture, totaled $12,241 and $11,570 for the three months ended March 31, 2012 and 2013, respectively. In March 2012, the Company received from NISCO a dividend of $800, all of which was related to earnings. In March 2013, the Company received from NISCO a dividend of $4,000, consisting of $1,880 related to earnings and a $2,120 return of capital.

Purchases of materials from Guyoung Technology Co. Ltd, a Korean corporation of which the Company owns approximately 20% of the common stock, totaled $873 and $690 for the three months ended March 31, 2012 and 2013, respectively.

16. Related Party Transactions

Sales to NISCO, a 40% owned joint venture, totaled $12,273, $16,032, $28,933 and $44,620 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively. In March 2011, the Company received from NISCO a dividend of $4,750, all of which was related to earnings. In March 2011, the Company sold a 10% ownership interest in NISCO for $16,000. As a result of this transaction, the Company’s ownership percentage in NISCO decreased from 50% to 40%, and a gain of $11,423 was recognized in other income in the consolidated financial statements for the year ended December 31, 2011. In March 2012, the Company received from NISCO a dividend of $800, all of which was related to earnings.

Purchases of materials from Guyoung Technology Co. Ltd., a Korean Corporation of which the Company owns approximately 20% of the common stock, totaled $4,052, $2,894, $2,984 and $3,133 for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012, respectively.